BANK LOAN (Details Narrative)	1 Months Ended	6 Months Ended
	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 CNY (¥)
Short-Term Debt [Line Items]
Short-term debt		$ 1,635,082						$ 132,777
Interest expense		27,833	$ 5,168
Line of Credit Agreement [Member] | Tianjin Lobo [Member]
Short-Term Debt [Line Items]
Line of credit	$ 410,998								¥ 3,000.000
Annual interest rate	8.89%								8.89%
Expiration date	Aug. 31, 2027
Short-term debt	$ 141,419
Long term debt		168,718
Line of Credit Agreement [Member] | Jiangsu Lobo [Member]
Short-Term Debt [Line Items]
Line of credit				$ 1,481,385		$ 1,481,385
Annual interest rate				3.35%	3.35%	3.01%	3.01%
Short-term debt		$ 1,493,662
Line of Credit Agreement [Member] | Jiangsu Lobo [Member] | Foreign Line of Credit [Member]
Short-Term Debt [Line Items]
Line of credit | ¥					¥ 10,700,000		¥ 10,700,000